Basis of Presentation and Other Information (Details) - USD ($)			3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jan. 01, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and Other Information (Details) [Line Items]
Credit losses	$ 1,820,365					$ 1,820,365				$ 1,820,365
NET LOSS ATTRIBUTABLE TO CLASS A COMMON STOCKHOLDERS	$ (1,820,365)		$ (3,225,020)	$ (2,415,836)	$ (6,361,265)	$ (424,262)	$ (277,790)	$ (1,531,491)	$ (12,002,121)	$ (2,233,543)	$ (2,668,889)	$ 4,845,069
Basic net loss per common share (in Dollars per share)		$ 0.3				$ 0.3					$ (0.48)	$ 4.85
LOSS PER CLASS A COMMON SHARE – DILUTED (in Dollars per share)						$ 0.49				$ 0.49	$ (0.48)	$ 4.85
Installation costs			2,511,737						2,511,737		$ 640,709
Insured limits											5,389,013	$ 7,772,306
Inventory			$ 934,871						$ 934,871		$ 872,470	350,353
Common units issued (in Shares)											33,730,000
Percentage of business combination											24.167%
Uncertain tax positions											$ 0	0
Unrecognized tax benefits
Cash savings percentage											85.00%
Total unrecorded TRA liability											$ 27,600,000
Customers One [Member]
Basis of Presentation and Other Information (Details) [Line Items]
Revenue recognized											17,834,595	13,083,458
Customers Two [Member]
Basis of Presentation and Other Information (Details) [Line Items]
Revenue recognized											23,386,284
Customers Three [Member]
Basis of Presentation and Other Information (Details) [Line Items]
Revenue recognized											$ 8,781,244
Opco LLC [Member]
Basis of Presentation and Other Information (Details) [Line Items]
Percentage of business combination											87.00%
Opco LLC [Member] | ESGEN OpCo, LLC [Member]
Basis of Presentation and Other Information (Details) [Line Items]
Interest rate											71.80%
Redeemable Noncontrolling Interests [Member]
Basis of Presentation and Other Information (Details) [Line Items]
Percentage of business combination											13.00%
Redeemable Noncontrolling Interests [Member] | ESGEN OpCo, LLC [Member]
Basis of Presentation and Other Information (Details) [Line Items]
Interest rate											28.20%
Minimum [Member]
Basis of Presentation and Other Information (Details) [Line Items]
Accounts receivable											$ 3,192,077
Maximum [Member]
Basis of Presentation and Other Information (Details) [Line Items]
Accounts receivable											2,306,096
Previously Reported [Member]
Basis of Presentation and Other Information (Details) [Line Items]
Installation costs											64,202	4,915,064	$ 119,755
Revenue recognized											$ (5,223,518)	$ (1,149,047)